Employee benefit expenses and other operating income and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefit expenses [Abstract]
Employee benefits expense	$ 80,232	$ 78,758	$ 54,464
Average monthly number of employees	874	655	441
Other operating income [Abstract]
Grants	$ 59,056	$ 60,746	$ 59,010
Insurance proceeds and other	21,726	13,925	40,515
Total	80,782	74,670	99,525
Other operating expenses [Abstract]
Raw materials and consumables used	(19,639)	(70,690)	(7,792)
Leases and fees	(11,512)	(9,332)	(2,531)
Operation and maintenance	(140,382)	(154,007)	(110,873)
Independent professional services	(38,894)	(39,177)	(40,193)
Supplies	(59,336)	(40,790)	(27,926)
Insurance	(45,756)	(45,429)	(37,638)
Levies and duties	(19,764)	(29,949)	(39,820)
Other expenses	(15,965)	(24,957)	(9,891)
Total	$ (351,248)	$ (414,330)	$ (276,666)